Finance income and expenses	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information About Finance Income And Expense [Abstract]
Finance income and expenses

9. Finance income and expenses

	2021	2020	2019
Interest income	1,774	119	47
Net foreign exchange difference	12,661	396	—
Total finance income	14,435	515	47
Interest expenses—loan from credit institutions	(8,623)	(5,627)	(1,515)
Interest expenses—lease liabilities	(5,026)	(1,462)	(1,216)
Interest expenses—shareholder loans	(5,256)	(7,343)	—
Fair value changes contingent consideration	—	—	(112)
Fair value changes derivatives	(16)	976	34
Fair value changes short-term investments	(222)	—	—
Other financial expenses	(518)	(478)	(35)
Borrowing costs capitalized	3,921	2,562	235
Net foreign exchange difference	—	—	(1,046)
Total finance expenses	(15,740)	(11,372)	(3,655)

Capitalized borrowing costs

Borrowing costs have been capitalized for qualifying assets that consist of construction in progress for production facilities. The capitalization rate used to determine the amount of borrowing costs that have been capitalized, is the weighted average interest rate applicable to the Group’s general liabilities to credit institutions, shareholder loan and lease liabilities during the year, in this case 3.82% (6.78%).